Net Income Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Share

Basic and diluted net income per share attributable to Vital Farms, Inc. common stockholders were calculated as follows:

	13-Weeks Ended
	September 27, 2020	September 29, 2019
Numerator:
Net income	$1,662	$823
Less: Net income (loss) attributable to noncontrolling interests	(15)	(6)
Net income attributable to Vital Farms, Inc. stockholders’ — basic and diluted	$1,677	$829
Denominator:
Weighted average common shares outstanding — basic	34,044,994	25,929,923
Weighted average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	5,066,024	3,171,785
Effect of potentially dilutive common stock warrants	—	177,822
Effect of potentially dilutive redeemable convertible preferred stock	—	8,192,876
Weighted average common shares outstanding — diluted	39,111,018	37,472,406
Net income per share attributable to Vital Farms, Inc. stockholders
Basic	$0.05	$0.03
Diluted	$0.04	$0.02

	39-Weeks Ended
	September 27, 2020	September 29, 2019
Numerator:
Net income	$9,531	$7,636
Less: Net (loss) income attributable to noncontrolling interests	(54)	950
Net income attributable to Vital Farms, Inc. stockholders’ — basic and diluted	$9,585	$6,686
Denominator:
Weighted average common shares outstanding — basic	28,664,914	26,197,567
Weighted average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	4,482,401	2,405,387
Effect of potentially dilutive common stock warrants	128,587	163,677
Effect of potentially dilutive redeemable convertible preferred stock	—	8,192,876
Weighted average common shares outstanding — diluted	33,275,902	36,959,507
Net income per share attributable to Vital Farms, Inc. stockholders
Basic	$0.33	$0.26
Diluted	$0.29	$0.18

Basic and diluted net (loss) income per share attributable to Vital Farms, Inc. common stockholders were calculated as follows:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Numerator:
Net (loss) income	$(2,145)	$5,629	$3,312
Less: Net (loss) income attributable to noncontrolling interests	(225)	(168)	927

Net (loss) income attributable to Vital Farms, Inc. common stockholders’ — basic and diluted	(1,920)	5,797	2,385

Denominator:
Weighted average common shares outstanding — basic	25,795,865	25,809,665	25,897,223
Weighted average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	—	1,135,883	1,826,084
Effect of potentially dilutive common stock warrants	—	120,170	154,832
Effect of potentially dilutive convertible preferred stock	—	8,192,876	8,192,876

Weighted average common shares outstanding — diluted	25,795,865	35,258,594	36,071,015

Net (loss) income per share attributable to Vital Farms, Inc. common stockholders
Basic	$(0.07)	$0.22	$0.09

Diluted	$(0.07)	$0.16	$0.07